Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Income Tax Disclosure [Line Items]
Current Income Tax Expense (Benefit)	$ 1,600	$ 1,600
Tax Credit Carryforward, Deferred Tax Asset	17,300,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	3,121,000
Transaction period	3 years
Ownership Change Percent Points Of Outstanding Stock	50.00%
Accrued interest or penalties	0	0
Unrecognized tax benefits	0
Internal Revenue Service (IRS) [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	83,600,000	75,200,000
Operating Loss Carryforwards, Expiration Dates	Jul. 31, 2034
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 71,800,000	$ 64,900,000
Maximum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Dates	Jul. 31, 2034
Minimum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Dates	Jul. 31, 2015